Annual Total Returns	12 Months Ended
Dec. 31, 2023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	16.50%